Operating Leases - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [abstract]
Rental expense	$ 730,047	$ 662,839	$ 490,132